6. Equity and Stock-based Compensation: Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	10,700,000	6,500,000	10,100,000	8,255,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.051	$ 0.060	$ 0.060	$ 0.200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 5 months 5 days	3 years 9 months	4 years 9 months	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	4,200,000		10,100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.040		$ 0.060
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period		(3,600,000)	(8,255,000)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price		$ 0.060	$ 0.200
Share Based Compensation Arrangement by Share Based Payment Award Options Weighted Average Remaining Contractual Term Granted In Period	4 years 4 months 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	10,700,000